Financial Risks (Tables)	12 Months Ended
Jun. 30, 2022
Financial Risks [Abstract]
Schedule of contractual obligations
	Less than 1 year	1 to 3 years	3 to 5 years	Total
	$	$	$	$
Accounts payable and accrued liabilities	1,182,449	-	-	1,182,449
Due to related parties	110,274	-	-	110,274
Loan payable	201,157	-	-	201,157
Derivative liability	286,997	-	-	286,997
Total	1,780,877	-	-	1,780,877

Schedule of fair value measurements
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	23,792,408	-	-	23,792,408
Derivative liability	-	(286,997)	-	(286,997)